SUPPLEMENT DATED JUNE 20, 2016
TO

PROSPECTUSES DATED MAY 2, 2016
FOR MASTERS CHOICE, MASTERS EXTRA,
MASTERS FLEX, MASTERS CHOICE II
 AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS EXTRA II
 AND MASTERS I SHARE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to an investment option available under your Contract.

Effective June 16, 2016, the name of the following investment option was changed:

Former Name	Current Name

PIMCO Global Dividend Portfolio	PIMCO StocksPLUS® Global Portfolio

Please retain this supplement with your prospectus for future reference.